Nicholas Company, Inc. 700 North Water Street Milwaukee, WI 53202

May 6, 2008

VIA EDGAR

U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, N.E. Washington, D.C. 20549

RE:	Nicholas Family of Funds, Inc. (the “Corporation”)
Registration Nos. 333-71424/811-10531

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, the Corporation on behalf of its series, the Nicholas Liberty Fund, (the "Fund") hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Fund's most recent Registration Statement on Form N-1A which was filed electronically on April 29, 2008 as Amendment No. 8 under the 1933 Act to the Fund's Registration Statement pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 272-4650 or Marcia Y. Lucas of Michael Best & Friedrich LLP at (414) 270-2739.

Sincerely,

/s/ Jeffrey T. May

Jeffrey T. May Nicholas Company, Inc.